UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1 – Reports to Stockholders

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden International Equity Fund

FUND TYPE

Global/International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden International Equity Fund

Dryden International Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Equity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.46%; Class B, 2.16%; Class C, 2.16%; Class F, 1.91%; Class L, 1.66%; Class M, 2.16%; Class X, 2.16%; Class Z, 1.16%. Net operating expenses apply to: Class A, 1.43%; Class B, 2.16%; Class C, 2.16%; Class F, 1.91%; Class L, 1.66%; Class M, 2.16%; Class X, 2.16%; Class Z, 1.16%, after contractual reduction through 2/28/2008 for Class A.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–13.06%	–5.20%	148.02%	–6.00%
Class B	–13.36	–5.90	138.83	–11.63
Class C	–13.47	–6.01	138.55	–11.74
Class F	–13.33	–5.68	N/A	2.36
Class L	–13.24	–5.48	N/A	1.93
Class M	–13.36	–5.90	N/A	1.30
Class X	–13.36	–5.90	N/A	1.30
Class Z	–13.00	–4.92	150.98	–4.38
MSCI EAFE® ND Index[2]	–9.21	–1.78	153.23	**
Lipper International Multi-Cap Growth Funds Avg.[3]	–11.00	2.46	155.35	***

Average Annual Total Returns[4] as of 3/31/08
	One Year	Five Years	Since Inception[1]
Class A	–11.45%	20.02%	–2.07%
Class B	–11.46	20.32	–2.13
Class C	–7.90	20.41	–2.13
Class F	–11.24	N/A	–4.99
Class L	–11.95	N/A	–8.39
Class M	–12.35	N/A	–7.99
Class X	–12.35	N/A	–7.99
Class Z	–6.01	21.60	–1.17
MSCI EAFE® ND Index[2]	–2.70	21.40	**
Lipper International Multi-Cap Growth Funds Avg.[3]	1.08	21.45	***

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 3/1/00; Class F, 12/18/06; Class L, Class M, and Class X, 3/19/07. The Since Inception returns for the MSCI EAFE® ND Index and the Lipper International Multi-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE® ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

3The Lipper Average represents returns based on an average return of all funds in the Lipper International Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**MSCI EAFE® ND Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 50.42% for Class A, Class B, Class C, and Class Z; 6.77% for Class F; and 2.58% for Class L, Class M, and Class X. MSCI EAFE® ND Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 4.49% for Class A, Class B, Class C, and Class Z; 1.01% for Class F; and –2.70% for Class L, Class, M, and Class X.

***Lipper International Multi-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/08 are 27.89% for Class A, Class B, Class C, and Class Z; 10.01% for Class F; and 6.48% for Class L, Class M, and Class X. Lipper International Multi-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/08 are 1.84% for Class A, Class B, Class C, and Class Z; 3.50% for Class F; and 1.08% for Class L, Class, M, and Class X.

Dryden International Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the MSCI EAFE® ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/08
Banco Santander SA, Commercial Banks	1.7%
Total SA, Oil, Gas & Consumable Fuels	1.6
Rio Tinto PLC, Metals & Mining	1.6
Vodafone Group PLC, Wireless Telecommunication Services	1.5
BHP Billiton, Ltd., Metals & Mining	1.5

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/08
Commercial Banks	13.2%
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	7.1
Insurance	5.6
Pharmaceuticals	4.7

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may

Dryden International Equity Fund	5

Fees and Expenses (continued)

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden International Equity Fund		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$869.40	1.43%	$6.65
	Hypothetical	$1,000.00	$1,017.75	1.43%	$7.17

Class B	Actual	$1,000.00	$866.40	2.16%	$10.02
	Hypothetical	$1,000.00	$1,014.12	2.16%	$10.82

Class C	Actual	$1,000.00	$865.30	2.16%	$10.02
	Hypothetical	$1,000.00	$1,014.12	2.16%	$10.82

Class F	Actual	$1,000.00	$866.70	1.91%	$8.86
	Hypothetical	$1,000.00	$1,015.37	1.91%	$9.57

Class L	Actual	$1,000.00	$867.60	1.66%	$7.71
	Hypothetical	$1,000.00	$1,016.61	1.66%	$8.32

Class M	Actual	$1,000.00	$866.40	2.16%	$10.02
	Hypothetical	$1,000.00	$1,014.12	2.16%	$10.82

Class X	Actual	$1,000.00	$866.40	2.16%	$10.02
	Hypothetical	$1,000.00	$1,014.12	2.16%	$10.82

Class Z	Actual	$1,000.00	$870.00	1.16%	$5.39
	Hypothetical	$1,000.00	$1,019.10	1.16%	$5.82

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 96.8%

Australia 6.8%
212,147	AGL Energy, Ltd.	$2,495,330
32,435	Australia and New Zealand Banking Group, Ltd.	669,607
90,966	Babcock & Brown, Ltd.	1,253,885
27,181	Bendigo Bank Ltd.	312,639
359,842	BHP Billiton, Ltd.	14,505,871
122,495	Centro Properties Group	53,154
344,874	Challenger Financial Services Group, Ltd.	677,938
103,900	Coca-Cola Amatil, Ltd.	822,148
142,285	Computershare, Ltd.	1,195,170
98,639	CSL, Ltd.	3,692,227
180,479	Downer EDI, Ltd.	1,241,175
747,158	Goodman Fielder, Ltd.	1,257,387
11,590	Incitec Pivot, Ltd.	1,763,042
636,017	ING Industrial Fund	1,249,730
46,491	Macquarie Bank, Ltd.	2,768,102
263,835	Macquarie Infrastructure Group	703,604
372,526	Mirvac Group	1,471,990
54,996	National Australian Bank, Ltd.	1,557,110
30,443	Origin Energy, Ltd.	399,746
349,046	Pacific Brands, Ltd.	647,071
1,060,301	Quantas Airways, Ltd.	3,388,557
36,219	Rio Tinto, Ltd.	4,673,815
97,889	Suncorp-Metway, Ltd.	1,259,014
740,989	Telstra Corp., Ltd.	3,180,591
27,441	Wesfarmers, Ltd. - PPS(a)	968,362
11,468	Wesfarmers, Ltd.(a)	401,421
73,689	Westpac Banking Corp.	1,697,172
23,420	Woodside Petroleum, Ltd.	1,233,422
273,819	Woolworths, Ltd.	7,393,503
66,986	WorleyParsons, Ltd.	2,449,481

		65,382,264

Austria 0.5%
72,845	Immofinanz Immobilien Anlagen AG	804,364
35,048	Meinl European Land, Ltd.(a)	457,061
9,044	OMV AG	679,297
9,804	Verbund Oesterreichishe Elektrizitaetswirtschafts AG	758,162
28,398	Voestalpine AG	2,168,501

		4,867,385

See Notes to Financial Statements.

Dryden International Equity Fund	7

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Belgium 1.5%
69,309	Belgacom SA	$3,182,459
179,099	Dexia SA	4,943,316
5,031	Euronav NV	206,593
96,203	Fortis	2,610,822
24,585	InBev NV	2,015,143
12,835	KBC Groep NV	1,727,652

		14,685,985

Denmark 1.6%
6,300	Carlsberg A/S	835,861
21,700	Danisco A/S	1,458,534
122,532	Danske Bank A/S	4,218,551
11,250	Det Ostasiatiske Kompagni A/S (The East Asiatic Company, Ltd.)	994,340
15,550	FLSmidth & Co A/S	1,631,792
16,475	Novo-Nordisk A/S	1,127,189
7,230	Sydbank A/S	269,145
48,712	Vestas Wind Systems A/S(a)	5,281,503

		15,816,915

Finland 2.4%
40,392	Kone Oyj	1,580,151
32,760	Konecranes Oyj	1,418,333
464,647	Nokia Oyj	13,969,264
14,423	Nokian Renkaat Oyj	605,330
87,262	OKO Bank PLC	1,732,306
79,922	Outokumpu Oyj (Class A)	3,778,836

		23,084,220

France 10.5%
64,400	Air France-KLM	1,990,772
8,781	Alstom	2,017,792
123,953	AXA SA	4,579,782
80,835	BNP Paribas	8,617,402
37,293	Bouygues SA	2,763,787
7,654	CapGemini SA	459,710
10,766	Casino Guichard Perrachon SA	1,350,189
4,751	CNP Assurances	563,497
49,326	Compagnie de Saint-Gobain	3,924,178
46,910	Credit Agricole SA	1,569,997
180,373	European Aeronautic Defence and Space Co. NV	4,499,332

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France (cont’d.)
217,934	France Telecom SA	$6,819,356
24,271	Gaz de France SA	1,591,820
41,660	Lafarge SA	7,470,023
17,813	Lagardere SCA	1,269,964
81,496	Peugeot SA	5,653,452
1,488	PPR	192,387
11,565	Publicis Groupe	464,465
18,404	Renault SA	1,875,649
125,274	Sanofi-Aventis	9,656,265
9,066	Schneider Electric SA	1,103,214
75,340	SCOR SE	1,808,488
49,767	Societe Generale	5,781,171
10,814	Suez SA	761,975
190,140	Total SA	15,927,292
3,380	Unibail-Rodamco	868,067
1,319	Vallourec	357,598
133,480	Vivendi(a)	5,381,576
12,984	Wendel	1,783,855

		101,103,055

Germany 9.2%
35,671	Allianz SE	7,230,934
71,419	BASF AG	10,120,271
24,553	Bayerische Motoren Werke (BMW) AG	1,335,885
2,576	Bilfinger Berger AG	219,034
163,232	Commerzbank AG	5,861,344
47,402	DaimlerChrysler AG	3,681,388
67,780	Deutsche Bank AG	8,095,891
11,446	Deutsche Boerse AG	1,655,020
59,611	Deutsche Lufthansa AG	1,572,884
37,071	Deutsche Telekom AG	663,165
67,293	E.ON AG	13,680,368
9,583	Fresenius Medical Care AG & Co.	507,100
6,978	HeidelbergCement AG	1,166,532
81,661	Hypo Real Estate Holding AG	2,996,166
4,664	K+S AG	1,906,932
18,691	Karstart AG(a)	349,270
24,562	MAN AG	3,414,775
42,596	Muenchener Rueckversicherungs-Gesellschaft AG	8,189,314
23,245	RWE AG	2,680,740

See Notes to Financial Statements.

Dryden International Equity Fund	9

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Germany (cont’d.)
18,640	Salzgitter AG	$3,791,542
22,102	Siemens AG	2,599,071
91,018	ThyssenKrupp AG	5,687,012
15,033	Wincor Nixdorf AG	1,141,980

		88,546,618

Greece 0.7%
86,195	Alpha Bank AE	2,943,730
56,904	Coca-Cola Hellenic Bottling Co., SA	2,542,975
42,338	OPAP SA	1,647,012

		7,133,717

Hong Kong 1.8%
157,000	Belle International Holdings, Ltd.	167,172
168,000	Cheung Kong Infrastructure Holdings, Ltd.	726,840
360,000	Esprit Holdings, Ltd.	4,433,227
69,000	Hang Lung Group, Ltd.	371,332
661,000	Hang Lung Properties Ltd	2,683,543
254,500	HongKong Electric Holdings, Ltd.	1,596,959
266,000	Hopewell Holdings	1,157,570
149,000	Hutchison Whampoa Ltd.	1,456,080
74,000	Orient Overseas International, Ltd.	406,858
295,000	PCCW Ltd.	190,578
183,000	Swire Pacific, Ltd. (Class A)	2,141,680
387,000	Wharf Holdings Ltd.	1,957,132

		17,288,971

Ireland 0.1%
47,743	Allied Irish Banks PLC	1,003,684

Italy 3.5%
363,169	A2A SpA	1,334,729
590,721	Enel SpA	6,409,403
191,988	ENI SpA	7,389,343
265,053	Fiat SpA	5,892,016
24,465	IFI - Istituto Finanziario Industriale SpA	641,412
160,545	IFIL - Investments SpA	1,333,981
21,693	Italcementi SpA	344,925
23,020	Prysmian SpA	542,718
2,138,087	Telecom Italia SpA - RNC	3,480,565

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Italy (cont’d.)
491,414	Telecom Italia SpA	$1,027,718
660,015	UniCredito Italiano SpA	4,974,281
152,581	Unipol Gruppo Finanziario SpA	497,208

		33,868,299

Japan 19.2%
27,380	Acom Co., Ltd.	846,890
99,300	Aisin Seiki Co., Ltd.	3,480,702
164,000	Amada Co., Ltd.	1,373,647
103,800	Astellas Pharma, Inc.	4,272,866
32,800	Canon, Inc.	1,649,106
556	Central Japan Railway Co.	5,457,949
95,000	Chiba Bank, Ltd. (The)	750,825
32,200	Coca-Cola West Japan Co., Ltd.	728,981
22,000	COMSYS Holdings Corp.	198,997
120,000	Dai Nippon Printing Co., Ltd.	1,847,019
106,000	Dainippon Ink & Chemicals, Inc.	343,481
37,200	Denso Corp.	1,297,541
11,000	FamilyMart Co., Ltd.	386,302
50,600	Fast Retailing Co., Ltd.	4,727,606
69,000	Hachijuni Bank, Ltd. (The)	457,555
101,000	Hitachi Metals, Ltd.	1,516,577
27,953	Hokkaido Electric Power Co., Inc.	586,009
81,000	Hokugin Financial Group, Inc.	256,983
29,500	Honda Motor Co., Ltd.	941,534
33	Inpex Holdings, Inc.	370,375
362,000	ITOCHU Corp.	3,791,408
96,000	Kamigumi Co., Ltd.	741,918
45,000	Kaneka Corp.	310,757
325,000	Kawasaki Kisen Kaisha, Ltd.	3,310,064
126	KDDI Corp.	809,418
38,000	Kinden Corp.	360,075
189,000	Kirin Holdings Co., Ltd.	3,381,337
20,000	Komatsu, Ltd.	608,678
40,000	Komori Corp.	791,634
10,500	Konami Corp.	377,753
34,500	Kuraray Co., Ltd.	411,286
70,200	Leopalace21 Corp.	1,241,865
79,900	Makita Corp.	2,749,885
377,222	Marubeni Corp.	3,002,347

See Notes to Financial Statements.

Dryden International Equity Fund	11

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
336,000	Matsushita Electric Industrial Co., Ltd.	$7,842,470
221,343	Mitsubishi Chemical Holdings Corp.	1,473,118
70,200	Mitsubishi Corp.	2,259,831
265,000	Mitsubishi Electric Corp.	2,715,209
18,000	Mitsubishi Estate Co., Ltd.	523,474
271,000	Mitsubishi Gas Chemical Co., Inc.	1,854,486
101,000	Mitsubishi Tanabe Pharma Corp.	1,206,347
521,000	Mitsubishi UFJ Financial Group, Inc.	5,740,889
268,000	Mitsui & Co., Ltd.	6,294,242
178,000	Mitsui O.S.K. Lines, Ltd.	2,457,635
233,000	Mitsui Trust Holdings, Inc.	1,658,033
10,200	Mitsumi Electric Co., Ltd.	340,964
783	Mizuho Financial Group, Inc.	4,074,849
73,000	Nikon Corp.	2,109,334
15,800	Nintendo Co., Ltd.	8,733,815
16,000	Nippon Electric Glass Co., Ltd.	248,875
41,000	Nippon Meat Packers, Inc.	526,769
372,000	Nippon Oil Corp.	2,563,686
369,000	Nippon Sheet Glass Co., Ltd.	1,699,954
73,000	Nippon Shokubai Co., Ltd.	530,829
248,000	Nippon Steel Corp.	1,395,906
866	Nippon Telegraph and Telephone Corp.	3,729,631
481,000	Nippon Yusen KK	4,688,869
71,000	Nisshin Steel Co., Ltd.	263,339
41,000	Nisshinbo Industries, Inc.	451,491
55,500	NOK Corp.	1,101,254
128,753	NSK, Ltd.	1,073,021
222	NTT Data Corp.	914,417
690	NTT DoCoMo, Inc.	1,013,477
85,900	Omron Corp.	1,797,775
617,000	Osaka Gas Co., Ltd.	2,201,841
254,000	Ricoh Co., Ltd.	4,396,960
18,600	Sankyo Co., Ltd.	1,120,313
153,000	Sanwa Holdings Corp.	638,113
79	Sapporo Hokuyo Holdings, Inc.	640,284
996	SBI Holdings, Inc.	261,877
63,000	Seino Holdings Corp.	421,117
95,000	Sekisui Chemical Co., Ltd.	694,310
201,000	Sekisui House, Ltd.	1,913,401
8,500	Shimamura Co., Ltd.	754,594

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
166,800	Sumitomo Corp.	$2,245,678
203,800	Sumitomo Electric Industries, Ltd.	2,630,189
47,000	Sumitomo Heavy Industries, Ltd.	397,048
122,000	Sumitomo Metal Mining Co., Ltd.	2,218,364
359	Sumitomo Mitsui Financial Group, Inc.	3,089,340
29,200	Suzuken Co., Ltd.	1,104,199
119,000	Taisho Pharmaceutical Co., Ltd.	2,273,987
5,600	Takeda Pharmaceutical Co., Ltd.	296,078
81,320	Takefuji Corp.	1,923,506
13,400	TDK Corp.	915,653
14,300	Terumo Corp.	707,883
51,200	Tokai Rika Co., Ltd.	1,254,083
297,000	Tokyo Tatemono Co., Ltd.	2,592,960
52,000	Tokyu Land Corp.	389,006
383,000	Toppan Printing Co., Ltd.	4,276,374
135,000	Tosoh Corp.	520,703
62,700	Toyoda Gosei Co., Ltd.	2,291,488
41,100	Toyota Boshoku Corp.	1,175,488
24,900	Toyota Industries Corp.	868,560
198,734	Toyota Motor Corp.	10,127,850
37,700	Urban Corp.	207,959
10,507	Yahoo! Japan Corp.	4,660,407
33,900	Yamaha Corp.	669,354
27,000	Yamato Kogyo Co., Ltd.	1,280,172

		185,822,498

Luxembourg 0.3%
9,474	Arcelor	831,137
22,800	Oriflame Cosmetics SA	1,736,858

		2,567,995

Netherlands 2.2%
169,392	Aegon NV	2,699,710
17,576	Akzo Nobel NV	1,483,883
203,015	ING Groep NV	7,690,306
25,902	Koninklijke Ahold NV	382,586
109,154	Koninklijke DSM NV	5,858,615
52,072	Koninklijke (Royal) Philips Electronics NV	1,957,291
22,619	TNT NV	873,822

		20,946,213

See Notes to Financial Statements.

Dryden International Equity Fund	13

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

New Zealand 0.3%
114,480	Fletcher Building, Ltd.	$766,386
729,725	Telecom Corp. of New Zealand, Ltd.	2,152,361

		2,918,747

Norway 1.1%
244,609	DnB NOR ASA(a)	3,631,285
79,050	Petroleum Geo - Services ASA	2,127,132
117,750	StatoilHydro ASA	4,236,180
5,950	Yara International ASA	431,377

		10,425,974

Portugal 0.8%
256,292	Banco BPI SA	1,453,653
116,064	Banco Espirito Santo SA	2,204,121
299,554	Portugal Telecom SGPS SA	3,553,823
567,899	Sonae SGPS SA	1,009,383

		8,220,980

Singapore 0.8%
27,000	City Developments, Ltd.	241,613
43,004	Jardine Cycle & Carriage, Ltd.	527,854
273,000	Singapore Petroleum Co., Ltd.	1,457,554
1,593,000	Wilmar International, Ltd.(a)	5,428,111
180,000	Yanlord Land Group, Ltd.	312,215

		7,967,347

Spain 5.0%
71,708	ACS Actividades Cons y Serv	4,215,940
268,684	Banco Bilbao Vizcaya Argentaria SA	6,162,307
756,704	Banco Santander SA	16,364,553
50,328	Gestevision Telecinco SA	1,051,937
65,161	Iberdrola Renovables(a)	473,118
51,894	Iberdrola SA	756,175
488,427	Mapfre SA	2,477,524
198,235	Repsol YPF SA	8,008,905
279,414	Telefonica SA	8,028,946
8,923	Union Fenosa SA	595,904

		48,135,309

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Sweden 1.7%
31,375	Alfa Laval AB	$2,045,746
26,000	Atlas Copco AB (Class A)	415,027
59,300	Boliden AB	641,668
29,925	Hennes & Mauritz AB (Class B)	1,763,078
88,800	Investor AB	2,096,392
16,200	Lundin Petroleum AB	225,126
182,687	Skandinaviska Enskilda Banken AB (Class A)	4,392,010
43,700	Svenska Handelbanken AB (Class A)	1,202,707
36,900	Swedbank AB	928,174
121,500	Swedish Match AB	2,647,362
15,700	Trelleborg AB (Class B)	297,881

		16,655,171

Switzerland 6.3%
259,629	ABB, Ltd.	7,922,682
9,198	Ciba Holdings AG	305,355
138,445	Credit Suisse Group	7,709,575
3,896	Holcim, Ltd.	380,141
294	Lindt & Spruengli AG	903,769
22,413	Logitech International SA(a)	677,259
1,880	Lonza Group AG	254,660
19,041	Nestle SA	9,087,853
85,185	Novartis AG	4,293,768
1,484	Rieter Holding AG	551,156
27,008	Roche Holding AG	4,469,181
4,325	Sulzer AG	564,359
47,629	Swatch Group AG(a)	2,431,279
9,241	Swiss Life Holding	2,746,678
69,057	Swiss Reinsurance Co.	5,710,026
1,434	Swisscom AG	508,748
7,422	Syngenta AG	2,205,856
14,837	Synthes, Inc.	2,030,049
13,965	UBS AG	462,132
26,971	Zurich Financial Services AG	8,174,101

		61,388,627

United Kingdom 20.5%
46,124	3i Group PLC	784,322
5,462	Anglo American PLC	353,070
213,784	AstraZeneca PLC	8,968,588
193,843	Aviva PLC	2,408,086

See Notes to Financial Statements.

Dryden International Equity Fund	15

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
32,469	BAE Systems PLC	$299,320
43,383	Balfour Beatty PLC	376,555
336,323	Barclays PLC	3,040,998
137,254	Barratt Developments PLC	748,697
229,113	BHP Billiton PLC	8,175,791
25,965	Bovis Homes Group PLC	238,296
977,359	BP PLC	11,843,368
53,956	British Airways PLC(a)	240,855
56,679	British American Tobacco PLC	2,126,155
63,834	British Land Co., PLC	1,059,404
875,806	BT Group PLC	3,855,290
82,253	Capita Group PLC	1,078,183
1,074,763	Centrica PLC	6,248,917
96,441	Charter PLC	1,711,002
48,426	Close Brothers Group PLC	666,362
17,463	Cookson Group PLC	244,849
61,006	Daily Mail & General Trust	503,221
99,766	Diageo PLC	2,034,790
51,018	Firstgroup PLC	571,936
402,270	GlaxoSmithKline PLC	8,898,684
160,310	Hays PLC	356,605
479,577	HBOS PLC	4,427,657
507,232	Home Retail Group PLC	2,643,001
497,725	HSBC Holdings PLC	8,642,440
20,083	IMI PLC	179,433
175,513	Imperial Tobacco Group PLC	8,405,170
19,363	Inchcape PLC	163,721
52,737	Investec PLC	372,478
29,545	Kazakhmys PLC	921,055
531,639	Kingfisher PLC	1,389,276
10,415	Land Securities Group PLC	316,711
534,643	Legal & General Group PLC	1,340,609
113,552	Lloyds TSB Group PLC	968,376
147,309	Mondi PLC	1,167,455
237,933	National Grid PLC	3,314,982
61,257	Next PLC	1,385,150
476,162	Old Mutual PLC	1,202,056
26,781	Persimmon PLC	306,136
136,970	Reckitt Benckiser PLC	7,959,142
128,839	Rio Tinto PLC	15,019,214

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
1,267,936	Royal & Sun Alliance Insurance Group PLC	$3,368,100
1,179,090	Royal Bank of Scotland Group PLC	7,980,513
357,344	Royal Dutch Shell PLC	14,362,676
328,972	Royal Dutch Shell PLC (Class B)	13,108,307
62,097	SABMiller PLC	1,432,194
77,473	Scottish & Southern Energy PLC	2,134,938
36,508	Tate & Lyle PLC	382,052
512,684	Taylor Wimpey PLC	1,302,499
652,934	Tesco PLC	5,530,063
314,081	Thomas Cook Group PLC	1,606,590
81,231	Trinity Mirror PLC	435,442
186,044	TUI Travel PLC	870,439
64,308	Unilever PLC	2,158,305
9,210	Vedanta Resources Ltd.	406,073
4,652,536	Vodafone Group PLC	14,723,713
49,875	William Hill PLC	379,847
7,349	Xstrata PLC	572,146
55,210	Yell Group PLC	180,921

		197,892,224

	Total common stocks (cost $859,339,151)	935,722,198

PREFERRED STOCK 0.3%

Germany
7,850	Bayerische Motoren Werke (BMW) AG	339,396
8,500	Porsche AG	1,558,818
6,690	Volkswagen AG	1,098,770

	Total preferred stocks (cost $2,345,587)	2,996,984

RIGHTS

Switzerland
13,965	UBS AG (cost $0)(a)	23,586

	Total long-term investments (cost $861,684,738)	938,742,768

See Notes to Financial Statements.

Dryden International Equity Fund	17

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 0.6%
United States Government Security 0.3%

United States
	United States Treasury Bills, .84%, 6/19/2008(b)(c)
$2,550	(cost $2,547,119)	$2,545,703

Shares

Affiliated Money Market Mutual Fund 0.3%
	Dryden Core Investment Fund - Taxable Money Market Series
3,255,773	(cost $3,255,773) (Note 3)(d)	3,255,773

	Total short-term investments (cost $5,802,892)	5,801,476

	Total Investments(f) 97.8% (cost $867,487,630; Note 5)	944,544,244
	Other assets in excess of liabilities(e) 2.2%	21,736,807

	Net Assets 100.0%	$966,281,051

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Other assets in excess of liabilities includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at April 30, 2008	Value at Trade Date	Unrealized Appreciation
	Long Positions:
4	Hang Seng Stock Index	May 08	$660,452	$656,063	$4,388
112	Nikkei 225	Jun. 08	7,800,800	7,259,114	541,686
219	DJ Euro Stoxx 50 Index	Jun. 08	12,861,031	12,168,296	692,735
14	SPI 200 Futures Index	Jun. 08	1,849,596	1,759,941	89,655
53	FTSE 100 Index	Jun. 08	6,425,041	6,069,753	355,288

					$1,683,752

(f)	As of April 30, 2008, 358 securities representing $911,866,819 and 96.5% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2008 was as follows:

Commercial Banks	13.2%
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	7.1
Insurance	5.6
Pharmaceuticals	4.7
Diversified Telecommunication Services	4.2
Automobiles	3.4
Chemicals	3.1
Electric Utilities	2.8
Electrical Equipment	2.3
Food Products	2.3
Capital Markets	2.2
Diversified Financial Services	2.0
Wireless Telecommunication Services	2.0
Trading Companies & Distributors	1.8
Multi-Utilities	1.7
Food & Staples Retailing	1.7
Machinery	1.7
Household Durables	1.6
Communications Equipment	1.5
Real Estate Management & Development	1.4
Beverages	1.4
Specialty Retail	1.4
Tobacco	1.4
Auto Components	1.3
Marine	1.1
Construction Materials	1.1
Media	1.0
Industrial Conglomerates	0.9
Software	0.9
Commercial Services & Supplies	0.9
Household Products	0.8
Airlines	0.8
Construction & Engineering	0.7
Road & Rail	0.7
Building Products	0.7
Office Electronics	0.6
Real Estate Investment Trusts (REITs)	0.5
Aerospace & Defense	0.5
Internet Software & Services	0.5
Energy Equipment & Services	0.5
Hotels, Restaurants & Leisure	0.5
Health Care Equipment & Supplies	0.5
Leisure Equipment & Products	0.4
Gas Utilities	0.4
Biotechnology	0.4

See Notes to Financial Statements.

Dryden International Equity Fund	19

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Electronic Equipment & Instruments	0.3%
Affiliated Money Market Mutual Fund	0.3
Textiles, Apparel & Luxury Goods	0.3
U.S. Government Security	0.3
Consumer Finance	0.3
Internet & Catalog Retail	0.3
IT Services	0.3
Transportation Infrastructure	0.3
Computers & Peripherals	0.2
Multiline Retail	0.2
Personal Products	0.2
Distributors	0.1
Paper & Forest Products	0.1
Air Freight & Logistics	0.1
Independent Power Producers & Energy Traders	0.1

97.8
Other assets in excess of liabilities	2.2

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden International Equity Fund

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $864,231,857)	$941,288,471
Affiliated investments (cost $3,255,773)	3,255,773
Cash	3,716
Foreign currency, at value (cost $19,835,782)	19,881,754
Receivables for investments sold	28,969,770
Dividends receivable	4,426,746
Foreign tax reclaim receivable	1,496,056
Receivable for Series shares sold	310,214
Due from broker—variation margin	5,623
Prepaid expenses	36,578

Total assets	999,674,701

Liabilities
Payable for investments purchased	30,692,190
Payable for Series shares reacquired	1,060,632
Management fee payable	613,259
Accrued expenses	585,015
Distribution fee payable	250,101
Affiliated transfer agent fee payable	180,151
Deferred directors’ fees	12,302

Total liabilities	33,393,650

Net Assets	$966,281,051

Net assets were comprised of:
Common stock, at par	$1,118,182
Paid-in capital in excess of par	1,033,679,213

1,034,797,395
Undistributed net investment income	6,837,261
Accumulated net realized loss on investments and foreign currency transactions	(154,218,080)
Net unrealized appreciation on investments and foreign currencies	78,864,475

Net assets, April 30, 2008	$966,281,051

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($476,760,968 ÷ 55,011,700 shares of common stock issued and outstanding)	$8.67
Maximum sales charge (5.50% of offering price)	.50

Maximum offering price to public	$9.17

Class B
Net asset value, offering price and redemption price per share ($24,198,856 ÷ 2,895,603 shares of common stock issued and outstanding)	$8.36

Class C
Net asset value, offering price and redemption price per share ($59,391,397 ÷ 7,109,695 shares of common stock issued and outstanding)	$8.35

Class F
Net asset value, offering price and redemption price per share ($18,982,119 ÷ 2,269,923 shares of common stock issued and outstanding)	$8.36

Class L
Net asset value and redemption price per share ($26,690,851 ÷ 3,078,995 shares of common stock issued and outstanding)	$8.67
Maximum sales charge (5.75% of offering price)	.53

Maximum offering price to public	$9.20

Class M
Net asset value, offering price and redemption price per share ($32,607,466 ÷ 3,901,930 shares of common stock issued and outstanding)	$8.36

Class X
Net asset value, offering price and redemption price per share ($19,090,734 ÷ 2,284,689 shares of common stock issued and outstanding)	$8.36

Class Z
Net asset value, offering price and redemption price per share ($308,558,660 ÷ 35,265,651 shares of common stock issued and outstanding)	$8.75

See Notes to Financial Statements.

Dryden International Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $1,467,572)	$14,876,567
Interest	122,162
Affiliated dividend income	28,335

Total income	15,027,064

Expenses
Management fee	3,870,654
Distribution fee—Class A	638,146
Distribution fee—Class B	132,001
Distribution fee—Class C	310,406
Distribution fee—Class F	83,490
Distribution fee—Class L	70,693
Distribution fee—Class M	230,471
Distribution fee—Class X	102,954
Transfer agent’s fees and expenses (including affiliated expense of $707,600)	1,337,000
Custodian’s fees and expenses	321,000
Reports to shareholders	86,000
Registration fees	49,000
Legal fees and expenses	20,000
Directors’ fees	16,000
Audit fee	14,000
Insurance	13,000
Loan interest expense (Note 7)	4,225
Miscellaneous	33,673

Total expenses	7,332,713

Net investment income	7,694,351

Realized And Unrealized Gain (Loss) On Investments, Futures And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	8,325,125
Foreign currency transactions	1,188,476
Financial futures transactions	(4,207,729)

5,305,872

Net change in unrealized appreciation (depreciation) on:
Investments	(168,040,948)
Foreign currencies	(379,331)
Financial futures contracts	407,610

(168,012,669)

Net loss on investments and foreign currency transactions	(162,706,797)

Net Decrease In Net Assets Resulting From Operations	$(155,012,446)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,694,351	$14,623,033
Net realized gain on investments and foreign currency transactions	5,305,872	181,490,323
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(168,012,669)	9,386,930

Net increase (decrease) in net assets resulting from operations	(155,012,446)	205,500,286

Dividends from net investment income (Note 1)
Class A	(7,314,517)	(1,073,236)
Class B	(199,992)	(374,594)
Class C	(472,516)	(114,787)
Class F	(224,776)	—
Class L	(345,613)	—
Class M	(386,635)	—
Class X	(157,564)	—
Class Z	(5,444,485)	(4,300,460)

	(14,546,098)	(5,863,077)

Dividends from net realized gains (Note 1)
Class A	(18,226,674)	—
Class B	(1,047,055)	—
Class C	(2,473,843)	—
Class F	(880,589)	—
Class L	(1,091,678)	—
Class M	(2,024,217)	—
Class X	(824,920)	—
Class Z	(11,586,026)	—

	(38,155,002)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	56,167,337	165,224,236
Net asset value of shares issued in connection with merger (Note 8)	—	638,140,587
Net asset value of shares issued in reinvestment of dividends	50,789,048	5,775,611
Cost of shares reacquired	(109,359,114)	(203,229,861)

Net increase in net assets from Series share transactions	(2,402,729)	605,910,573

Total increase	(210,116,275)	805,547,782

Net Assets
Beginning of period	1,176,397,326	370,849,544

End of period(a)	$966,281,051	$1,176,397,326

(a) Includes undistributed net investment income of:	$6,837,261	$13,689,008

See Notes to Financial Statements.

Dryden International Equity Fund	25

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of two series: Dryden International Equity Fund (the “Series”) and Strategic Partners International Value Fund. These financial statements relate to the Dryden International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been

26	Visit our website at www.jennisondryden.com

affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2008, 358 securities representing $911,866,819 and 96.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Dryden International Equity Fund	27

Notes to Financial Statements

continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions. The Fund invests in financial futures contracts in

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order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (QMA). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Dryden International Equity Fund	29

Notes to Financial Statements

continued

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, .75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series’ average daily net assets over $1.5 billion. PI contractually agreed to subsidize and or cap the annual operating expenses so that annual operation expenses (exclusive of distribution and service (12b-1) fees) do not exceed 1.25% of the Series net assets. The effective management fee was .78% for the six months ended April 30, 2008.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of Class A, Class B, Class C, Class F, Class L, Class M, Class X, and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class F, Class L, Class M and Class X shares, pursuant to a plan of distribution, (the “Class A, B, C, F, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B, C, F, L, M and X Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .75 of 1%, ..50 of 1%, 1%, and 1% of the average daily net assets of the Class A, B, C, F, L, M, and X shares, respectively. For the six months ended April 30, 2008, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008.

PIMS has advised the Series that they received approximately $133,100 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2008. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2008 it received approximately $1,200, $21,900, $4,800, $11,900, $32,200 and $11,600 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class F, Class M, and Class X shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of Pl. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2008, the Series incurred approximately $151,800 in total networking fees, of which approximately $77,400 was paid to First Clearing. These amounts are included in transfer agents’s fees and expenses on the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2008 aggregated $345,360,194 and $398,103,387, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2008 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$869,874,407	$132,502,189	$(57,832,352)	$74,669,837

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and market to market of open passive foreign investment companies.

As of October 31, 2007, the Fund had a capital loss carryforward for tax purposes of approximately $162,319,000 of which $78,028,000 expires in 2009, $72,865,000

Dryden International Equity Fund	31

Notes to Financial Statements

continued

expires in 2010 and $11,426,000 expires in 2011. The Fund utilized approximately $131,614,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2007. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of acquisitions. Utilization of these capital loss carryforwards were limited in accordance with income tax regulations.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income tax excise returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class F, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and F shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B and F shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 1 billion authorized shares of $.01 par value common stock divided as follows:

Share Class	Authorized share capital of each share class
A and Z	225,000,000
B and C	150,000,000
X	100,000,000
F, L and M	50,000,000

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	1,689,423	$15,102,512
Shares issued in reinvestment of dividends	2,610,576	24,121,298
Shares reacquired	(5,472,530)	(47,873,817)

Net increase (decrease) in shares outstanding before conversion	(1,172,531)	(8,650,007)
Shares issued upon conversion from Class B, F, M and X	3,012,533	26,127,659

Net increase (decrease) in shares outstanding	1,840,002	$17,477,652

Year ended October 31, 2007:
Shares sold	4,699,322	$44,139,225
Shares issued in connection with the merger	43,788,390	387,365,365
Shares issued in reinvestment of dividends	116,682	1,026,803
Shares reacquired	(8,396,573)	(79,714,451)

Net increase (decrease) in shares outstanding before conversion	40,207,821	352,816,942
Shares issued upon conversion from Class B, F, M and X	5,103,337	48,076,680

Net increase (decrease) in shares outstanding	45,311,158	$400,893,622

Class B
Six months ended April 30, 2008:
Shares sold	229,377	$1,979,283
Shares issued in reinvestment of dividends	130,229	1,162,854
Shares reacquired	(370,879)	(3,126,999)

Net increase (decrease) in shares outstanding before conversion	(11,273)	15,138
Shares reacquired upon conversion into Class A	(353,136)	(3,022,715)

Net increase (decrease) in shares outstanding	(364,409)	$(3,007,577)

Year ended October 31, 2007:
Shares sold	973,069	$8,834,305
Shares issued in connection with the merger	479,552	4,137,461
Shares issued in reinvestment of dividends	40,426	344,432
Shares reacquired	(1,149,863)	(10,210,931)

Net increase (decrease) in shares outstanding before conversion	343,184	3,105,267
Shares reacquired upon conversion into Class A	(2,720,990)	(24,322,099)

Net increase (decrease) in shares outstanding	(2,377,806)	$(21,216,832)

Dryden International Equity Fund	33

Notes to Financial Statements

continued

Class C	Shares	Amount
Six months ended April 30, 2008:
Shares sold	253,113	$2,153,736
Shares issued in reinvestment of dividends	311,077	2,777,913
Shares reacquired	(888,416)	(7,578,551)

Net increase (decrease) in shares outstanding	(324,226)	$(2,646,902)

Year ended October 31, 2007:
Shares sold	771,512	$7,021,256
Shares issued in connection with the merger	6,424,357	55,305,505
Shares issued in reinvestment of dividends	12,234	104,237
Shares reacquired	(1,456,891)	(13,392,767)

Net increase (decrease) in shares outstanding	5,751,212	$49,038,231

Class F
Six months ended April 30, 2008:
Shares sold	1,369	$11,452
Shares issued in reinvestment of dividends	121,734	1,087,084
Shares reacquired	(244,674)	(2,056,989)

Net increase (decrease) in shares outstanding before conversion	(121,571)	(958,453)
Shares reacquired upon conversion into Class A	(449,613)	(3,801,878)

Net increase (decrease) in shares outstanding	(571,184)	$(4,760,331)

December 18, 2006* through October 31, 2007:
Shares sold	2,043	$43,477
Shares issued in connection with the merger	4,458,745	38,141,130
Shares reacquired	(587,102)	(5,339,701)

Net increase (decrease) in shares outstanding before conversion	3,873,686	32,844,906
Shares reacquired upon conversion into Class A	(1,032,579)	(9,334,747)

Net increase (decrease) in shares outstanding	2,841,107	$23,510,159

Class L
Six months ended April 30, 2008:
Shares sold	10,351	$95,730
Shares issued in reinvestment of dividends	151,189	1,398,500
Shares reacquired	(369,600)	(3,261,706)

Net increase (decrease) in shares outstanding	(208,060)	$(1,767,476)

March 19, 2007* through October 31, 2007:
Shares sold	17,164	$153,156
Shares issued in connection with the merger	4,065,903	36,281,032
Shares reacquired	(796,012)	(7,692,330)

Net increase (decrease) in shares outstanding	3,287,055	$28,741,858

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Class M	Shares	Amount
Six months ended April 30, 2008:
Shares sold	61,933	$542,681
Shares issued in reinvestment of dividends	251,945	2,249,872
Shares reacquired	(1,327,765)	(7,238,377)

Net increase (decrease) in shares outstanding before conversion	(1,013,887)	(4,445,824)
Shares reacquired upon conversion into Class A	(1,845,325)	(19,293,332)

Net increase (decrease) in shares outstanding	(2,859,212)	$(23,739,156)

March 19, 2007* through October 31, 2007:
Shares sold	80,560	$820,336
Shares issued in connection with the merger	9,740,447	84,013,342
Shares reacquired	(1,558,695)	(14,616,030)

Net increase (decrease) in shares outstanding before conversion	8,262,312	70,217,648
Shares reacquired upon conversion into Class A	(1,501,170)	(14,103,100)

Net increase (decrease) in shares outstanding	6,761,142	$56,114,548

Class X
Six months ended April 30, 2008:
Shares sold	13,997	$120,873
Shares issued in reinvestment of dividends	108,194	966,172
Shares reacquired	(355,764)	(3,011,363)

Net increase (decrease) in shares outstanding before conversion	(233,573)	(1,924,318)
Shares reacquired upon conversion into Class A	(1,084)	(9,734)

Net increase (decrease) in shares outstanding	(234,657)	$(1,934,052)

March 19, 2007* through October 31, 2007:
Shares sold	42,707	$416,726
Shares issued in connection with the merger	2,941,125	25,373,808
Shares reacquired	(430,786)	(4,045,067)

Net increase (decrease) in shares outstanding before conversion	2,553,046	21,745,467
Shares reacquired upon conversion into Class A	(33,700)	(316,734)

Net increase (decrease) in shares outstanding	2,519,346	$21,428,733

Class Z
Six months ended April 30, 2008:
Shares sold	4,093,383	$36,161,070
Shares issued in reinvestment of dividends	1,826,755	17,025,355
Shares reacquired	(4,030,830)	(35,211,312)

Net increase (decrease) in shares outstanding	1,889,308	$17,975,113

Year ended October 31, 2007:
Shares sold	10,977,676	$103,795,755
Shares issued in connection with the merger	844,417	7,522,944
Shares issued in reinvestment of dividends	484,796	4,300,139
Shares reacquired	(7,183,685)	(68,218,584)

Net increase (decrease) in shares outstanding	5,123,204	$47,400,254

*	Inception date.

Dryden International Equity Fund	35

Notes to Financial Statements

continued

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Series utilized the line of credit during the six months ended April 30, 2008. The average daily balance for the 18 days the Series had loans outstanding during the year was approximately $1,935,278 at a weighted average interest rate of 4.30%.

Note 8. Reorganization

On December 15, 2006, Dryden International Equity Fund acquired all of the net assets of the Jennison Global Growth Fund, Inc., pursuant to a plan of reorganization approved by the Jennison Global Growth Fund, Inc. shareholders on December 11, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class C, Class F and Class Z shares for the corresponding classes of Jennison Global Growth Fund, Inc. During the acquisition the Series renamed Class B shares of Jennison Global Growth and issued Class F shares of Dryden International Equity Fund.

On March 16, 2007, Dryden International Equity Fund acquired all of the net assets of the Strategic Partners International Growth Fund pursuant to a plan of reorganization approved by the Strategic Partners International Growth Fund shareholders on December 29, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for the corresponding classes of Strategic Partners International Growth Fund.

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Merged Funds
Jennison Global Growth Fund
Class	Shares
A	17,883,946
B	2,162,099
C	713,686
Z	377,958

SP International Growth Fund
Class	Shares
A	2,035,463
B	243,730
C	2,517,110
L	2,062,990
M	4,948,802
X	1,493,777

Acquiring Fund
Dryden International Equity Fund
Class	Shares	Value
A	39,754,913	$351,369,984
F	4,458,745	38,141,130
C	1,455,002	12,450,845
Z	844,417	7,522,944

Dryden International Equity Fund
Class	Shares	Value
A	4,033,477	$35,995,381
B	479,552	4,137,461
C	4,969,355	42,854,660
L	4,065,903	36,281,032
M	9,740,447	84,013,342
X	2,941,125	25,373,808

The aggregate net assets and unrealized appreciation/(depreciation) of the Merged funds immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
Jennison Global Growth Fund	$409,484,903	$107,261,144
SP International Growth Fund	228,655,684	56,235,689

The Fund acquired capital loss carryforward due to the reorganization with Jennison Global Growth Fund and SP International Growth Fund in the amounts of $50,010,130 and $93,730,145, respectively (amounts included in Note 5). The future utilization of the acquired capital loss carryforward may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Dryden International Equity Fund	37

Notes to Financial Statements

continued

Note 9. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden International Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.49

Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.41)

Total from investment operations	(1.34)

Less Dividends:
Dividends from net investment income	(.14)
Distributions from net realized gains	(.34)

Total dividends and distributions	(.48)

Net asset value, end of period	$8.67

Total Return(a):	(13.06)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$476,761
Average net assets (000)	$482,454
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.43	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(e)
Net investment income (loss)	1.63	%(e)
For Class A, B, C, F, L, M, X and Z shares:
Portfolio turnover rate	35	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.68% 1.43% and 1.02%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the year.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2007(c)	2006	2005		2004	2003

$8.54	$6.84	$5.75		$4.84	$3.74

.16	.08	.06		.03	(.02)
1.92	1.66	1.09		.88	1.12

2.08	1.74	1.15		.91	1.10

(.13)	(.04)	(.06)		—	—
—	—	—		—	—

(.13)	(.04)	(.06)		.00	.00

$10.49	$8.54	$6.84		$5.75	$4.84

24.68%	25.55%	20.13%		18.80%	29.41%

$557,878	$67,123	$38,323		$22,103	$20,050
$438,194	$52,174	$30,177		$20,760	$18,650

1.34%	1.40%	1.57	%(b)	2.02%	2.13%
1.09%	1.15%	1.32	%(b)	1.77%	1.88%
1.60%	1.23%	1.13	%(b)	.64%	(.36)%

114%	60%	41%		100%	157%

See Notes to Financial Statements.

Dryden International Equity Fund	41

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.09

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)

Total from investment operations	(1.32)

Less Dividends:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.34)

Total dividends and distributions	(.41)

Net asset value, end of period	$8.36

Total Return(a):	(13.36)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,199
Average net assets (000)	$26,545
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(d)
Net investment income (loss)	.79	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43% 1.43% and .28%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2007(c)	2006	2005		2004	2003

$8.22	$6.59	$5.55		$4.71	$3.66

.06	.04	.02		(.01)	(.05)
1.88	1.59	1.04		.85	1.10

1.94	1.63	1.06		.84	1.05

(.07)	—	(.02)		—	—
—	—	—		—	—

(.07)	.00	(.02)		—	—

$10.09	$8.22	$6.59		$5.55	$4.71

23.73%	24.73%	19.08%		17.83%	28.34%

$32,905	$46,330	$42,878		$42,252	$40,587
$39,205	$45,041	$44,159		$42,334	$35,399

2.09%	2.15%	2.32	%(b)	2.77%	2.88%
1.09%	1.15%	1.32	%(b)	1.77%	1.88%
.67%	.46%	.37	%(b)	(.11)%	(1.14)%

See Notes to Financial Statements.

Dryden International Equity Fund	43

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.09

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.37)

Total from investment operations	(1.33)

Less Dividends:
Dividends from net investment income	(.07)
Distributions from net realized gains	(.34)

Total dividends and distributions	(.41)

Net asset value, end of period	$8.35

Total Return(a):	(13.47)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$59,391
Average net assets (000)	$62,422
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(d)
Net investment income (loss)	.85	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43% 1.43% and .28%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2007(c)	2006	2005		2004	2003

$8.22	$6.59	$5.55		$4.71	$3.66

.10	.04	.02		(.01)	(.05)
1.84	1.59	1.04		.85	1.10

1.94	1.63	1.06		.84	1.05

(.07)	—	(.02)		—	—
—	—	—		—	—

(.07)	.00	(.02)		.00	—

$10.09	$8.22	$6.59		$5.55	$4.71

23.73%	24.73%	19.08%		17.83%	28.34%

$75,010	$13,825	$12,779		$13,669	$14,006
$53,765	$13,478	$13,700		$13,956	$12,640

2.09%	2.15%	2.32	%(b)	2.77%	2.88%
1.09%	1.15%	1.32	%(b)	1.77%	1.88%
1.03%	.47%	.37	%(b)	(.12)%	(1.14)%

See Notes to Financial Statements.

Dryden International Equity Fund	45

Financial Highlights

(Unaudited) continued

	Class F
	Six Months Ended April 30, 2008(d)		December 18, 2006(a) Through October 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.11		$8.56

Income from investment operations:
Net investment income	.04		.09
Net realized and unrealized gain on investment and foreign currency transactions	(1.36)		1.46

Total from investment operations	(1.32)		1.55

Less Dividends:
Dividends from net investment income	(.09)		—
Distributions from net realized gains	(0.34)		—

Total dividends and distributions	(0.43)		—

Net asset value, end of period	$8.36		$10.11

Total Return(b):	(13.33)%		18.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,982		$28,728
Average net assets (000)	$22,263		$33,219
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.91	%(c)	1.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)	1.09	%(c)
Net investment income	.97	%(c)	1.13	%(c)

(a)	Inception date of Class F shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

	Class L
	Six Months Ended April 30, 2008(d)		March 19, 2007(a) Through October 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.48		$8.92

Income from investment operations:
Net investment income	.06		.11
Net realized and unrealized gain on investment and foreign currency transactions	(1.42)		1.45

Total from investment operations	(1.36)		1.56

Less Dividends:
Dividends from net investment income	(.11)		—
Distributions from net realized gains	(0.34)		—

Total dividends and distributions	(0.45)		—

Net asset value, end of period	$8.67		$10.48

Total Return(b):	(13.24)%		17.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,691		$34,433
Average net assets (000)	$28,432		$35,182
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.66	%(c)	1.59	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)	1.09	%(c)
Net investment income	1.33	%(c)	1.82	%(c)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Dryden International Equity Fund	47

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2008(d)		March 19, 2007(a) Through October 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.09		$8.63

Income from investment operations
Net investment income	.02		.08
Net realized and unrealized gain on investment and foreign currency transactions	(1.34)		1.38

Total from investment operations	(1.32)		1.46

Less Dividends:
Dividends from net investment income	(.07)		—
Distributions from net realized gains	(0.34)		—

Total dividends and distributions	(0.41)		—

Net asset value, end of period	$8.36		$10.09

Total Return(b):	(13.36)%		16.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,607		$68,244
Average net assets (000)	$46,347		$76,639
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(c)	2.09	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)	1.09	%(c)
Net investment income	.49	%(c)	1.41	%(c)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

	Class X
	Six Months Ended April 30, 2008(d)		March 19, 2007(a) Through October 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.09		$8.63

Income from investment operations
Net investment income	.04		.08
Net realized and unrealized gain on investment and foreign currency transactions	(1.36)		1.38

Total from investment operations	(1.32)		1.46

Less Dividends:
Dividends from net investment income	(.07)		—
Distributions from net realized gains	(0.34)		—

Total dividends and distributions	(0.41)		—

Net asset value, end of period	$8.36		$10.09

Total Return(b):	(13.36)%		16.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,091		$25,428
Average net assets (000)	$20,704		$25,351
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(c)	2.09	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)	1.09	%(c)
Net investment income	.81	%(c)	1.30	%(c)

(a)	Inception date of Class X shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Dryden International Equity Fund	49

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.60

Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.43)

Total from investment operations	(1.35)

Less Dividends:
Dividends from net investment income	(.16)
Distributions from net realized gains	(.34)

Total dividends and distributions	(.50)

Net asset value, end of period	$8.75

Total Return(a):	(13.00)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$308,559
Average net assets (000)	$308,676
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(d)
Net investment income (loss)	1.90	%(d)

(a)Total	return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.43% 1.43% and .73%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2007(c)	2006	2005		2004	2003

$8.62	$6.90	$5.80		$4.88	$3.76

.16	.12	.05		.03	(.01)
1.97	1.65	1.12		.89	1.13

2.13	1.77	1.17		.92	1.12

(.15)	(.05)	(.07)		—	—
—	—	—		—	—

(.15)	(.05)	(.07)		.00	.00

$10.60	$8.62	$6.90		$5.80	$4.88

25.05%	25.86%	20.40%		18.85%	29.79%

$353,771	$243,572	$179,798		$12,881	$3,699
$301,553	$214,969	$53,026		$7,103	$3,533

1.09%	1.15%	1.32	%(b)	1.77%	1.88%
1.09%	1.15%	1.32	%(b)	1.77%	1.88%
1.73%	1.48%	.88	%(b)	.81%	(.31)%

See Notes to Financial Statements.

Dryden International Equity Fund	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Acting Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via
e-mail when new materials are available. You can cancel your enrollment or change your
e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Equity Fund
Share Class	A	B	C	F	L	M	X	Z
NASDAQ	PJRAX	PJRBX	PJRCX	N/A	DEILX	DEIMX	DEIQX	PJIZX
CUSIP	743969859	743969867	743969875	743969842	743969834	743969826	743969818	743969883

MF190E2    IFS-A149132    Ed. 06/2008

(Formerly known as Strategic Partners International Value Fund)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden International Value Fund

FUND TYPE

International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden International Value Fund

Dryden International Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Value Fund is long-term growth of capital through investment in equity securities of foreign issuers. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.59%; Class B, 2.29%; Class C, 2.29%; Class Z, 1.29%. Net operating expenses apply to: Class A, 1.54%; Class B, 2.29%; Class C, 2.29%; Class Z, 1.29%, after contractual reduction through 2/28/2009.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Ten Years
Class A	–12.55%	0.31%	141.14%	84.37%
Class B	–12.56	–0.07	132.98	71.39
Class C	–12.89	–0.46	132.19	70.92
Class Z	–12.46	0.56	144.03	88.69
MSCI EAFE® ND Index[1]	–9.21	–1.78	153.23	90.61
Lipper International Large-Cap Core Funds Avg.[2]	–10.12	0.23	134.77	75.28

Average Annual Total Returns[3] as of 3/31/08
		One Year	Five Years	Ten Years
Class A		–5.77%	19.26%	5.36%
Class B		–5.24	19.61	5.15
Class C		–1.92	19.69	5.15
Class Z		–0.10	20.87	6.20
MSCI EAFE® ND Index[1]		–2.70	21.40	6.18
Lipper International Large-Cap Core Funds Avg.[2]		–1.34	19.35	5.22

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a

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contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

2The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the MSCI EAFE® ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/08
BASF AG, Chemicals	2.2%
Toyota Motor Corp., Automobile Manufacturers	1.7
Teva Pharmaceutical Industries Ltd., Pharmaceuticals	1.6
Novo Nordisk A/S, Pharmaceuticals	1.6
Swiss Re, Insurance	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/08
Telecommunications	14.0%
Oil, Gas & Consumable Fuels	12.0
Financial—Bank & Trust	11.1
Pharmaceuticals	7.8
Insurance	6.8

Industry weightings reflect only long-term investments and are subject to change.

Dryden International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

4	Visit our website at www.jennisondryden.com

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden International Value Fund		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$874.50	1.54%	$7.18
	Hypothetical	$1,000.00	$1,017.21	1.54%	$7.72

Class B	Actual	$1,000.00	$874.40	2.29%	$10.67
	Hypothetical	$1,000.00	$1,013.48	2.29%	$11.46

Class C	Actual	$1,000.00	$871.10	2.29%	$10.65
	Hypothetical	$1,000.00	$1,013.48	2.29%	$11.46

Class Z	Actual	$1,000.00	$875.40	1.29%	$6.02
	Hypothetical	$1,000.00	$1,018.45	1.29%	$6.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s year ending October 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden International Value Fund	5

Portfolio of Investments

as of April 30, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 98.6%

Australia 1.9%
129,488	Bluescope Steel Ltd.	$1,350,750
97,400	CSR Ltd.	289,900
85,100	Foster’s Group Ltd.	406,261
186,200	Pacific Brands Ltd.	345,183
400,200	Qantas Airways Ltd.	1,278,977
344,703	Telestra Corp. Ltd.	1,479,589
66,800	Zinifex Ltd.	635,536

		5,786,196

Austria 0.4%
14,700	Voestalpine AG	1,122,507

Belgium 0.6%
32,200	AGFA-Gevaert NV*	235,083
9,428	Dexia SA	260,223
45,800	Fortis	1,242,951

		1,738,257

Brazil 0.7%
53,477	Empresa Brasileira de Aeronautica SA, ADR	2,228,921

Canada 4.9%
65,400	Canadian National Railway Co.	3,424,879
38,900	Canadian Natural Resources Ltd.	3,304,434
5,900	Nexen, Inc.	204,458
19,100	Potash Corp. of Saskatchewan, Inc.	3,513,445
100,844	Rogers Communications, Inc. (Class B Stock)	4,486,962

		14,934,178

China 4.7%
600,800	China Life Insurance Co. Ltd. (Class H Stock)	2,617,328
458,310	China Merchants Bank Co. Ltd. (Class H Stock)	1,913,444
264,604	China Mobile Ltd.	4,553,152
2,483,712	China Petroleum and Chemical Corp. (Class H Stock)	2,668,715
1,971,200	Country Garden Holdings Co. Ltd.	1,679,977
1,446,700	Soho China Ltd.*	902,461

		14,335,077

See Notes to Financial Statements.

Dryden International Value Fund	7

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Denmark 3.1%
19,900	Carlsberg A/S (Class B Stock)	$2,640,258
24,445	Danske Bank A/S	841,596
46,900	H. Lundbeck A/S	1,155,817
70,982	Novo Nordisk A/S (Class B Stock)	4,856,458

		9,494,129

Finland 3.5%
105,100	Fortum Oyj	4,446,142
122,900	Nokia Oyj	3,694,897
24,500	Pohjola Bank PLC	486,368
26,200	Rautaruukki Oyj	1,231,735
29,000	TietoEnator Oyj	755,898

		10,615,040

France 12.0%
30,850	Air Liquide	4,625,851
510	Arkema*	29,305
125,500	AXA SA	4,636,940
27,223	BNP Paribas	2,902,103
3,700	Ciments Francais	713,615
12,400	Compagnie Generale des Establissements Michelin (Class B Stock)	1,125,431
23,100	Credit Agricole SA	773,117
137,200	France Telecom SA	4,293,115
48,900	Groupe Danone	4,304,769
33,933	LVMH Moet Hennessy Louis Vuitton SA	3,851,401
20,000	Natixis SA	334,604
17,718	PSA Peugeot Citroen SA	1,229,114
7,200	Rallye SA	543,247
8,005	Renault SA	815,832
30,200	Sanofi-Aventis	2,327,851
4,300	Societe Generale	499,508
8,600	Thales SA	560,143
29,500	THOMSON	186,525
20,400	Total SA	1,708,829
9,100	Valeo SA	366,521
23,600	Vivendi*	951,492

		36,779,313

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Germany 6.8%
46,600	BASF AG	$6,625,036
15,900	DaimlerChrysler AG	1,236,329
19,500	Deutsche Bank AG	2,325,224
21,800	E.ON AG	4,422,032
9,100	Hannover Rueckversicherung AG*	494,673
27,700	Heidelberger Druckmaschinen AG	656,519
9,400	Muenchener Rueckversicherungs AG	1,810,991
40,000	ThyssenKrup AG	2,494,950
20,619	TUI AG*	588,331

		20,654,085

Greece 1.6%
43,600	National Bank of Greece SA	2,398,195
63,736	OPAP SA	2,479,427

		4,877,622

Guernsey 0.7%
72,594	Amdocs Ltd.*	2,278,000

Hong Kong 2.0%
1,001,826	Chaoda Modern Agriculture Holdings Ltd.	1,440,686
331,100	Citic Pacific Ltd.	1,556,401
112,848	Hong Kong Exchanges and Clearing Ltd.	2,306,040
124,847	Orient Overseas International Ltd.	686,419

		5,989,546

Ireland 0.5%
43,400	Allied Irish Banks PLC	912,383
32,900	Irish Life & Permanent PLC	526,230

		1,438,613

Israel 1.6%
107,400	Teva Pharmaceutical Industries Ltd., ADR	5,024,172

Italy 1.9%
30,300	Banco Popolare Scarl*	597,751
73,900	Eni SpA	2,844,305
22,900	Finmeccanica SpA	794,307

See Notes to Financial Statements.

Dryden International Value Fund	9

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Italy (cont’d.)
22,100	Indesit Co. SpA	$265,291
175,997	Intesa Sanpaolo SpA	1,308,342

		5,809,996

Japan 12.1%
33,973	Alpine Electronics, Inc.	387,479
54,025	Alps Electric Co. Ltd.	505,971
97,300	Asahi Kasei Corp.	553,041
10,000	Astellas Pharma, Inc.	411,644
139,214	Cosmo Oil Co. Ltd.	462,178
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	650,257
38,100	Fanuc Ltd.	4,015,862
184,000	Fuji Heavy Industries Ltd.	791,956
21,500	Hitachi Information Systems Ltd.	437,007
68,726	Honda Motor Co. Ltd.	2,193,488
51,800	Komatsu Ltd.	1,576,476
203,600	Kurabo Industries Ltd.	436,658
132,200	Marubeni Corp.	1,052,193
38,000	Matsushita Electric Industrial Co. Ltd.	886,946
103,178	Mitsubishi Chemical Holdings Corp.	686,687
19,000	Mitsui & Co. Ltd.	446,234
22,700	Nifco, Inc.	489,970
8,296	Nintendo Co. Ltd.	4,585,805
114,200	Nippon Oil Corp.	787,024
67,000	Nippon Shokubai Co. Ltd.	487,199
340	Nippon Telegraph and Telephone Corp.	1,464,289
90	Nippon Unipac Group, Inc.	225,641
248	Nipro Corp.	4,219
186,500	Nissan Motor Co. Ltd.	1,663,114
47	NSK Ltd.	392
1,100	NTT Docomo, Inc.	1,615,688
3,644	Okasan Holdings, Inc.	19,684
7	Osaka Gas Co. Ltd.	25
34,500	Ricoh Co. Ltd.	597,225
146,000	Sanwa Holdings Corp.	608,918
4,200	Seiko Epson Corp.	113,100
27,400	Sumitomo Corp.	368,894
251	Sumitomo Osaka Cement Co. Ltd.	550
107,000	Sumitomo Trust & Banking Co. Ltd. (The)	962,035
1	Takefuji Corp.	24

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
259	Tanabe Seiyaku Co. Ltd.	$3,093
98,966	Toyota Motor Corp.	5,043,489
20,624	Yamada Denki Co. Ltd.	1,770,657
132,000	Yokohama Rubber Co. Ltd. (The)	678,498

		36,983,610

Liechtenstein 0.2%
2,900	Verwaltungs und Privat Bank AG	729,300

Mexico 2.0%
56,113	America Movil SAB de CV (Class L Stock), ADR	3,252,309
691,098	Wal-Mart de Mexico SA de CV (Class V Stock)	2,780,535

		6,032,844

Netherlands 3.2%
39,600	Aegon NV	631,131
57,300	ING Groep NV, ADR	2,170,552
53,900	Koninklijke (Royal) KPN NV	984,032
31,400	OCE NV	471,088
45,200	Royal Dutch Shell PLC (Class A Stock)	1,811,644
35,630	Schlumberger Ltd.	3,582,596

		9,651,043

New Zealand 0.2%
590,300	Air New Zealand Ltd.	576,242

Norway 0.6%
38,900	Norsk Hydro ASA	571,956
33,539	StatoilHydro ASA	1,206,601

		1,778,557

Russia 1.7%
63,300	OAO Gazprom, ADR	3,367,560
612,700	Sberbank (Class S Stock)	1,994,338

		5,361,898

Singapore 0.8%
377,970	MobileOne Ltd.	539,698
248,141	Neptune Orient Lines Ltd.	588,340
106,400	Singapore Airlines Ltd.	1,253,293

		2,381,331

See Notes to Financial Statements.

Dryden International Value Fund	11

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

South Korea 0.8%
42,770	Shinhan Financial Group Co. Ltd.	$2,470,829

Spain 3.8%
59,500	Banco Bilbao Vizcaya Argentaria SA	1,364,641
160,900	Banco Santander Central Hispano SA	3,479,639
56,547	Repsol YPF SA	2,284,559
158,200	Telefonica SA	4,545,868

		11,674,707

Sweden 1.1%
44,700	Electrolux AB (Class B Stock)	677,997
156,200	Nordea Bank AB	2,568,857

		3,246,854

Switzerland 9.9%
9,400	Baloise Holding AG	1,023,610
2,017	Ciba Specialty Chemicals AG	66,960
37,300	Credit Suisse Group	2,077,122
1,200	Georg Fischer AG*	653,017
1,599	Givaudan SA	1,614,602
35,520	Logitech International SA*	1,073,317
9,000	Nestle SA	4,295,503
48,733	Novartis AG	2,456,397
2,263	Rieter Holdings AG	840,476
26,625	Roche Holding AG	4,405,803
57,400	Swiss Re	4,746,158
5,000	Swisscom AG	1,773,879
121,040	UBS AG*	4,005,477
4,600	Zurich Financial Services AG	1,394,122

		30,426,443

United Kingdom 15.3%
58,000	Alliance & Leicester PLC	592,260
580,400	ARM Holdings PLC	1,152,170
55,900	AstraZeneca PLC	2,345,096
63,200	Aviva PLC	785,125
193,571	Barclays PLC	1,750,249
127,000	Beazley Group PLC	366,305
296,400	BP PLC	3,591,694
166,655	Bradford & Bingley PLC	534,286

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
120,000	Brit Insurance Holdings PLC	$579,513
414,700	BT Group PLC	1,825,505
81,073	Carnival PLC	3,170,127
62,100	Dairy Crest Group PLC	496,704
276,764	DSG International PLC	357,037
145,600	GKN PLC	817,544
37,300	GlaxoSmithKline PLC	825,120
119,800	HBOS PLC	1,106,044
272,238	Legal & General Group PLC	682,632
229,499	Lloyds TSB Group PLC	1,957,177
219,600	Marks & Spencer Group PLC	1,647,688
88,000	Marston’s PLC	346,521
65,101	NEXT PLC	1,472,071
200,998	Northern Foods PLC	345,350
283,100	Old Mutual PLC	714,677
55,300	Reckitt Benckiser PLC	3,213,408
354,400	Royal & Sun Alliance Insurance Group PLC	941,416
179,400	Royal Bank of Scotland Group PLC	1,214,245
78,400	Royal Dutch Shell PLC (Class B Stock)	3,123,948
73,818	SABMiller PLC	1,702,525
48,400	Standard Chartered PLC	1,710,120
47,000	Tate & Lyle PLC	491,849
128,588	TT Electronics PLC	296,671
983,000	Vodafone Group PLC	3,110,865
114,625	Vodafone Group PLC, ADR	3,629,028

		46,894,970

	Total common stocks (cost $244,659,859)	301,314,280

RIGHTS* 0.1%

Financial Services
121,040	UBS AG (Switzerland) (cost $161,356)*	204,430

	Total long-term investments (cost $244,821,215)	301,518,710

See Notes to Financial Statements.

Dryden International Value Fund	13

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 0.6%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
1,762,663	(cost $1,762,663; Note 3)(a)	$1,762,663

	Total Investments(b) 99.3% (cost $246,583,878; Note 5)	303,281,373
	Other assets in excess of liabilities(c) 0.7%	2,269,255

	Net Assets 100%	$305,550,628

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

CHF—Swiss Francs

EUR—Euro

MXN—Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of April 30, 2008, 170 securities representing $248,124,979 and 81.2% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 06/06/08	MXN	13,400	$1,216,523	$1,271,410	$54,887

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros,
Expiring 06/24/08	EUR	6,925	$9,935,991	$10,785,470	$(849,479)
Mexican Peso,
Expiring 06/06/08	MXN	66,400	5,991,698	6,300,120	(308,422)
Swiss Franc,
Expiring 06/24/08	CHF	3,585	3,128,272	3,462,346	(334,074)

			$19,055,961	$20,547,936	$(1,491,975)

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as April 30, 2008 were as follows:

Telecommunications	14.0%
Oil, Gas & Consumable Fuels	12.0
Financial—Bank & Trust	11.1
Pharmaceuticals	7.8
Insurance	6.8
Chemicals	4.6
Automobile Manufacturers	4.3
Diversified Financials	3.3
Utilities	3.1
Entertainment & Leisure	2.7
Food & Beverage	2.6
Retail & Merchandising	2.6
Metals & Mining	1.9
Real Estate	1.5
Electronic Components & Equipment	1.5
Diversified Operations	1.5
Food Products	1.4
Transportation	1.3
Automotive Parts	1.2
Consumer Products & Services	1.1
Banks	1.0
Airlines	1.0
Aerospace	0.9
Beverages	0.8
Gaming	0.8
Affiliated Money Market Mutual Fund	0.6
Banking	0.6
Building Materials	0.5
Machinery—Construction & Mining	0.5
Conglomerates	0.5
Commercial Banks	0.5
Office Equipment	0.4
Semiconductor Components	0.4
Steel Producers/Products	0.4
Electronic Components	0.4
Computer Services & Software	0.3
Computer Hardware	0.3
Business Services	0.3
Diversified Telecommunication Services	0.3
Multimedia	0.3
Machinery & Equipment	0.3
Financial Services	0.3
Aerospace & Defense	0.3
Manufacturing	0.2
Machinery	0.2
Retail	0.2

See Notes to Financial Statements.

Dryden International Value Fund	15

Portfolio of Investments

as of April 30, 2008 (Unaudited) continued

Auto/Trucks Parts & Equipment	0.2%
Clothing & Apparel	0.1
Distribution/Wholesale	0.1
Appliances	0.1
Miscellaneous Manufacturing	0.1
Paper & Related Products	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden International Value Fund

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments at Value:
Unaffiliated investments (cost $244,821,215)	$301,518,710
Affiliated investments (cost $1,762,663)	1,762,663
Foreign currency, at value (cost $2,666,535)	2,714,261
Dividends receivable	1,296,702
Foreign tax reclaim receivable	825,643
Receivable for Series shares sold	128,126
Receivable for investments sold	91,371
Unrealized appreciation on foreign currency forward contracts	54,887
Prepaid expenses	1,942

Total assets	308,394,305

Liabilities
Unrealized depreciation on foreign currency forward contracts	1,491,975
Payable for Series shares reacquired	648,200
Management fee payable	247,400
Accrued expenses and other liabilities	169,576
Payable to custodian	142,537
Payable for investments purchased	46,213
Distribution fee payable	36,994
Transfer agent fee payable	58,118
Deferred directors’ fees	2,664

Total liabilities	2,843,677

Net Assets	$305,550,628

Net assets were comprised of:
Common stock, at par	$118,171
Paid-in capital in excess of par	246,798,537

246,916,708
Undistributed net investment income	2,351,335
Accumulated net realized gain on investments and foreign currency transactions	880,081
Net unrealized appreciation on investments and foreign currencies	55,402,504

Net assets, April 30, 2008	$305,550,628

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share
($77,459,860 ÷ 2,995,080 shares of common stock issued and outstanding)	$25.86
Maximum sales charge (5.5% of offering price)	1.51

Offering price per share	$27.37

Class B:
Net asset value, offering and redemption price per share
($11,460,432 ÷ 460,929 shares of common stock issued and outstanding)	$24.86

Class C:
Net asset value, offering and redemption price per share
($14,591,419 ÷ 588,109 shares of common stock issued and outstanding)	$24.81

Class Z:
Net asset value, offering and redemption price per share
($202,038,917 ÷ 7,772,939 shares of common stock issued and outstanding)	$25.99

See Notes to Financial Statements.

Dryden International Value Fund	19

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $476,875)	$4,602,691
Affiliated dividend income	156,008
Interest income	8,170

Total income	4,766,869

Expenses
Management fees	1,539,476
Distribution fee—Class A	98,861
Distribution fee—Class B	63,568
Distribution fee—Class C	76,125
Transfer agent’s fees and expenses (including affiliated expenses of $210,000)	237,000
Custodian’s fees and expenses	123,000
Registration fees	26,000
Reports to shareholders	22,000
Audit fee	11,000
Directors’ fees	8,000
Legal fees and expenses	7,000
Insurance	4,000
Miscellaneous	14,047

Total expenses	2,230,077

Net investment income	2,536,792

Realized And Unrealized Gain (loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	2,689,371
Foreign currency transactions	111,644

2,801,015

Net change in unrealized appreciation (depreciation) on:
Investments	(49,414,007)
Foreign currencies	(1,262,663)

(50,676,670)

Net loss on investment and foreign currency transactions	(47,875,655)

Net Decrease In Net Assets Resulting From Operations	$(45,338,863)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,536,792	$5,929,421
Net realized gain on investments and foreign currency transactions	2,801,015	42,441,319
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(50,676,670)	42,936,926

Net increase (decrease) in net assets resulting from operations	(45,338,863)	91,307,666

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,029,202)	(84,431)
Class B	(71,859)	—
Class C	(79,781)	—
Class Z	(3,130,329)	(666,603)

	(4,311,171)	(751,034)

Distributions from net realized gains
Class A	(10,771,229)	(3,720,197)
Class B	(1,960,514)	(844,448)
Class C	(2,176,658)	(765,891)
Class Z	(27,044,284)	(8,886,383)

	(41,952,685)	(14,216,919)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	47,093,908	105,826,182
Net asset value of shares issued in reinvestment of dividends and distributions	44,896,631	14,525,629
Cost of shares reacquired	(55,103,188)	(121,825,308)

Net increase (decrease) in net assets from Series share transactions	36,887,351	(1,473,497)

Total increase (decrease)	(54,715,368)	74,866,216

Net Assets
Beginning of period	360,265,996	285,399,780

End of period (a)	$305,550,628	$360,265,996

(a) Includes undistributed net investment income of:	$2,351,335	$4,125,714

See Notes to Financial Statements.

Dryden International Value Fund	21

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and currently consists of two series: Dryden International Value Fund (formerly Strategic Partners International Value Fund) (the “Series”) and the Dryden International Equity Fund. These financial statements relate to Dryden International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation

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of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2008, there were 170 securities representing $248,124,979 whose values were adjusted in accordance with procedures approved by the Board of Directors.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The fund recognizes income, net of any rebate and securities lend agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes and unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Dryden International Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts

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involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered

Dryden International Value Fund	25

Notes to Financial Statements

(Unaudited) continued

into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management (“Thornburg”) for the Series.

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, .95 of 1% of the next $700 million of average daily net assets and .90 of 1% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2008 was 1.00%.

Effective August 1, 2005, PI has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 1.61%, 2.36%, 2.36% and 1.36% of the average daily net assets of the Class A, B, C and Z shares, respectively.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2008, PIMS contractually agreed to limit such fee to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $52,100 in front-end sales charges resulting from sales of Class A shares during the six months ended

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April 30, 2008. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2008, it received approximately $6,800 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2008, the Series incurred approximately $42,400 in total networking fees, of which $18,500 was paid to Wachovia and First Clearing. These amounts are including in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2008 were $30,668,094 and $40,911,034, respectively.

Dryden International Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2008 was as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Appreciation
$247,395,657	$72,755,961	$(16,870,245)	$55,885,716

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	394,407	$10,844,452
Shares issued in reinvestment of dividends and distributions	383,603	10,859,810
Shares reacquired	(542,126)	(14,254,059)

Net increase (decrease) in shares outstanding before conversion	235,884	7,450,203
Shares issued upon conversion from Class B	83,728	2,181,177

Net increase (decrease) in shares outstanding	319,612	$9,631,380

Year ended October 31, 2007:
Shares sold	509,561	$15,096,601
Shares issued in reinvestment of dividends and distributions	129,319	3,497,301
Shares reacquired	(860,411)	(25,963,618)

Net increase (decrease) in shares outstanding before conversion	(221,531)	(7,369,716)
Shares issued upon conversion from Class B	194,536	5,558,092

Net increase (decrease) in shares outstanding	(26,995)	$(1,811,624)

Class B
Six months ended April 30, 2008:
Shares sold	35,455	$928,092
Shares issued in reinvestment of dividends and distributions	68,544	1,865,077
Shares reacquired	(53,202)	(1,359,921)

Net increase (decrease) in shares outstanding before conversion	50,797	1,433,248
Shares reacquired upon conversion into Class A	(87,183)	(2,181,177)

Net increase (decrease) in shares outstanding	(36,386)	$(747,929)

Year ended October 31, 2007:
Shares sold	100,519	$2,818,139
Shares issued in reinvestment of dividends and distributions	30,063	785,125
Shares reacquired	(160,949)	(4,465,536)

Net increase (decrease) in shares outstanding before conversion	(30,367)	(862,272)
Shares reacquired upon conversion into Class A	(201,681)	(5,558,092)

Net increase (decrease) in shares outstanding	(232,048)	$(6,420,364)

Dryden International Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2008:
Shares sold	37,778	$1,008,256
Shares issued in reinvestment of dividends and distributions	76,310	2,078,683
Shares reacquired	(73,386)	(1,823,005)

Net increase (decrease) in shares outstanding	40,702	$1,263,934

Year ended October 31, 2007:
Shares sold	71,193	$2,020,334
Shares issued in reinvestment of dividends and distributions	27,352	715,272
Shares reacquired	(158,776)	(4,438,393)

Net increase (decrease) in shares outstanding	(60,231)	$(1,702,787)

Class Z
Six months ended April 30, 2008:
Shares sold	1,297,810	$34,313,108
Shares issued in reinvestment of dividends and distributions	1,058,869	30,093,061
Shares reacquired	(1,429,946)	(37,666,203)

Net increase (decrease) in shares outstanding	926,733	$26,739,966

Year ended October 31, 2007:
Shares sold	2,903,901	$85,891,108
Shares issued in reinvestment of dividends and distributions	351,107	9,527,931
Shares reacquired	(2,901,435)	(86,957,761)

Net increase (decrease) in shares outstanding	353,573	$8,461,278

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the funds renewed the SCA with the two banks. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

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The Series did not utilize the line of credit during for the six months ended April 30, 2008.

Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden International Value Fund	31

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$34.10

Income from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.10)

Total from investment operations	(3.90)

Less Dividends and Distributions:
Dividends from net investment income	(.38)
Distributions from net realized gains	(3.96)

Total dividends and distributions	(4.34)

Net Asset Value, end of period	$25.86

Total Investment Return(a):	(12.55)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$77,460
Average net assets (000)	$79,523
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(c)	1.54	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.29	%(e)
Net investment income	1.54	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	10	%(f)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 1.61% of the average daily net assets of the Class A shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.62%, 1.37% and 1.15%, respectively, for the year ended October 31, 2005.
(e)	Annualized.
(f)	Not Annualized.
(g)	Does not include expenses of the underlying portfolio in which the Series invests.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2007(b)	2006(b)	2005(b)		2004(b)	2003(b)

$27.12	$21.88	$18.29		$16.07	$14.08

.51	.45	.24		.16	.14
7.85	5.61	3.53		2.20	1.89

8.36	6.06	3.77		2.36	2.03

(.03)	(.50)	(.18)		(.14)	(.04)
(1.35)	(.32)	—		—	—

(1.38)	(.82)	(.18)		(.14)	(.04)

$34.10	$27.12	$21.88		$18.29	$16.07

32.15%	28.59%	20.71%		14.77%	14.44%

$91,221	$73,289	$61,347		$55,530	$41,889
$84,344	$67,590	$59,739		$49,953	$40,463

1.57%	1.65%	1.62	%(d)	1.61%	1.72%
1.32%	1.40%	1.37	%(d)	1.36%	1.47%
1.74%	1.83%	1.15	%(d)	.90%	.97%

44%	48%	121%		24%	23%

See Notes to Financial Statements.

Dryden International Value Fund	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$32.73

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.85)

Total from investment operations	(3.76)

Less Dividends and Distributions:
Dividends from net investment income	(0.15)
Distributions from net realized gains	(3.96)

Total dividends and distributions	(4.11)

Net Asset Value, end of period	$24.86

Total Investment Return(a):	(12.56)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,460
Average net assets (000)	$12,784
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.29	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.29	%(d)
Net investment income	.69	%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 2.36% of the average daily net assets of the Class B shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.38%, respectively, for the year ended October 31, 2005.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Series invests.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2007(b)	2006(b)	2005(b)		2004(b)	2003(b)

$26.24	$21.19	$17.73		$15.58	$13.71

.24	.19	.08		.03	.03
7.60	5.49	3.42		2.15	1.84

7.84	5.68	3.50		2.18	1.87

—	(.31)	(.04)		(.03)	—
(1.35)	(.32)	—		—	—

(1.35)	(.63)	(.04)		(.03)	—

$32.73	$26.24	$21.19		$17.73	$15.58

31.17%	27.51%	19.77%		13.98%	13.64%

$16,279	$19,141	$18,978		$25,917	$33,651
$16,627	$19,346	$23,092		$33,863	$33,581

2.32%	2.40%	2.37	%(c)	2.36%	2.47%
1.32%	1.40%	1.37	%(c)	1.36%	1.47%
.84%	.78%	.38	%(c)	.15%	.20%

See Notes to Financial Statements.

Dryden International Value Fund	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$32.77

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.95)

Total from investment operations	(3.85)

Less Dividends and Distributions:
Dividends from net investment income	(0.15)
Distributions from net realized gains	(3.96)

Total dividends and distributions	(4.11)

Net Asset Value, end of period	$24.81

Total Investment Return(a):	(12.89)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,591
Average net assets (000)	$15,309
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.29	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.29	%(d)
Net investment income	.76	%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 2.36% of the average daily net assets of the Class C shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.40%, respectively, for the year ended October 31, 2005.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Series invests.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2007(b)	2006(b)	2005(b)		2004(b)	2003(b)

$26.27	$21.21	$17.74		$15.60	$13.73

.27	.23	.08		.06	.03
7.58	5.46	3.43		2.11	1.84

7.85	5.69	3.51		2.17	1.87

—	(.31)	(.04)		(.03)	—
(1.35)	(.32)	—		—	—

(1.35)	(.63)	(.04)		(.03)	—

$32.77	$26.27	$21.21		$17.74	$15.60

31.17%	27.53%	19.81%		13.90%	13.62%

$17,938	$15,962	$12,720		$13,040	$7,438
$16,297	$14,909	$13,293		$11,763	$6,988

2.32%	2.40%	2.37	%(c)	2.36%	2.47%
1.32%	1.40%	1.37	%(c)	1.36%	1.47%
.94%	.98%	.40	%(c)	.33%	.18%

See Notes to Financial Statements.

Dryden International Value Fund	37

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$34.30

Income from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.13)

Total from investment operations	(3.89)

Less Dividends and Distributions:
Dividends from net investment income	(.46)
Distributions from net realized gains	(3.96)

Total dividends and distributions	(4.42)

Net Asset Value, end of period	$25.99

Total Investment Return(a):	(12.46)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$202,039
Average net assets (000)	$202,719
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.29	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.29	%(d)
Net investment income	1.81	%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005, the Manager of the Series has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxed and brokerage commissions) to 1.36% of the average daily net assets of the Class Z shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.37%, 1.37% and 1.43%, respectively, for the year ended October 31, 2005.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Series invests.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2007(b)	2006(b)	2005(b)		2004(b)	2003(b)

$27.26	$22.02	$18.41		$16.17	$14.17

.60	.28	.29		.20	.18
7.89	5.84	3.54		2.22	1.90

8.49	6.12	3.83		2.42	2.08

(.10)	(.56)	(.22)		(.18)	(.08)
(1.35)	(.32)	—		—	—

(1.45)	(.88)	(.22)		(.18)	(.08)

$34.30	$27.26	$22.02		$18.41	$16.17

32.50%	28.78%	20.97%		15.09%	14.76%

$234,828	$177,008	$156,678		$295,418	$310,521
$206,798	$170,067	$264,624		$334,003	$276,808

1.32%	1.40%	1.37	%(c)	1.36%	1.47%
1.32%	1.40%	1.37	%(c)	1.36%	1.47%
2.02%	1.13%	1.43	%(c)	1.10%	1.22%

See Notes to Financial Statements.

Dryden International Value Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management Thornburg Investment Management, Inc.	One North Wacker Drive Suite 4000 Chicago, IL 60606 119 East Marcy Street Santa Fe, NM 87501

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the

Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MF115E2    IFS-A149133    Ed. 06/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Prudential World Fund, Inc.

By (Signature and Title)*         /s/Deborah A. Docs

                                                       Deborah A. Docs

                                                       Secretary

Date                     June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/Judy A. Rice

                                                       Judy A. Rice

                                                       President and Principal Executive Officer

Date                     June 24, 2008

By (Signature and Title)*         /s/Grace C. Torres

                                                       Grace C. Torres

                                                       Treasurer and Principal Financial Officer

Date                     June 24, 2008

*	Print the name and title of each signing officer under his or her signature.